Taxation - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 United States of America [Member] USD ($)	Dec. 31, 2013 United States of America [Member] CNY	Dec. 31, 2013 China [Member] USD ($)	Dec. 31, 2013 China [Member] CNY	Dec. 31, 2013 AMT [Member]	Dec. 31, 2012 AMT [Member]	Dec. 31, 2011 AMT [Member]	Dec. 31, 2013 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2012 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2011 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%		35.00%	35.00%			25.00%	25.00%	24.00%	25.00%	25.00%	24.00%
Uniform tax rate to both foreign and domestic invested enterprises	25.00%	25.00%
Transition period	5 years	5 years
Preferential tax rate	15.00%	15.00%
Withholding tax	10.00%	10.00%						10.00%	10.00%
Unrecognized tax positions, which would impact the effective tax rate if recognized	$ 3,505,000	21,220,000	28,262,000
Tax positions for which ultimate deductibility is highly certain	13,341,000	80,762,000	76,218,000
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	1,622,000	9,822,000	30,922,000	4,756,000
Accrued interest and penalties	8,800,000	53,274,000	43,557,000
Undistributed earnings	147,600,000	893,000,000				679,000	4,110,000
Provision for income taxes	0	0
Deferred income tax liabilities on undistributed earnings	2,407,000	14,571,000	0		0
Accrued interest payable to inter-company								171,000	1,032,000
Provision for withholding tax						$ 204,000	1,233,000	$ 17,000	103,000
Business tax	5.00%	5.00%
Value added tax	6.00%	6.00%